Investment in equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Investment in equity method investees
Investments in equity method investees	¥ 2,155,561		¥ 2,162,872		$ 303,604
Impairment	(106,974)		(132,415)
Share of income (loss) gain of equity method investees	80,301	$ 11,310	(6,559)	¥ 42,303
Impairment loss for investment in affiliate	0		0	35,791
Gain (loss) on disposal of the investment			304,570
Business combination step acquistion equity interest in acquiree remasurement gain loss	0		307,185	0
Sichuan VipFubon Consumer Finance Co., Ltd [Member]
Investment in equity method investees
Investments in equity method investees	236,319		205,515
HongShan Fashion and Technology Industry Fund Investment Limited Partnership ("HongShan Fashion and Technology")
Investment in equity method investees
Investments in equity method investees	500,993		543,949
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd ("Shanxi Shan Shan")
Investment in equity method investees
Investments in equity method investees	599,884		570,396
Guofu Life Insurance Co Limited [Member]
Investment in equity method investees
Investments in equity method investees	239,291		300,946
Gansu Shan Shan Outlets Shopping Mall Co., Ltd ("Gansu Shan Shan")
Investment in equity method investees
Investments in equity method investees	163,141		157,761
Others
Investment in equity method investees
Investments in equity method investees	522,907		516,720
Gain (loss) on disposal of the investment	¥ 0		¥ 2,615	¥ 0